DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts
	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2025
	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	2,350	-

Total derivatives	2,350	-

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2024
	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	508	(76)

Total derivatives	508	(76)

Schedule of Notional Amounts of Outstanding Derivative Contracts
	June 30, 2025	December 31, 2024
	$ thousands	$ thousands
Derivatives designated as hedging instruments
Currency forward contracts	26,174	21,248

Total derivatives	26,174	21,248

Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations
	Six months ended June 30
	2025	2024
	$ thousands	$ thousands
Cost of revenues	115	(32)
Research and development, net	347	(62)
Sales and marketing	109	(17)
General and administrative	162	(28)

Total	733	(139)